Leases - Future Minimum Rental Commitments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Leases [Abstract]
Noncancelable Operating Leases, Due 2018	$ 67
Minimum Lease Payments, Sale Leaseback Transactions, Next Twelve Months	666
Noncancelable Operating Leases, Due 2019	55
Minimum Lease Payments, Sale Leaseback Transactions, within Two Years	730
Noncancelable Operating Leases, Due 2020	54
Minimum Lease Payments, Sale Leaseback Transactions, within Three Years	734
Noncancelable Operating Leases, Due 2021	53
Minimum Lease Payments, Sale Leaseback Transactions, within Four Years	739
Noncancelable Operating Leases, Due 2022	49
Minimum Lease Payments, Sale Leaseback Transactions, within Five Years	745
Noncancelable Operating Leases, Due 2023 and thereafter	1,018
Minimum Lease Payments, Sale Leaseback Transactions, Thereafter	36,330
Noncancelable Operating Leases, Total minimum rental commitments	1,296
Minimum Lease Payments, Sale Leaseback Transactions	$ 39,944